Significant Accounting Policies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Apr. 30, 2024	Dec. 31, 2023
Significant Accounting Policies (Details) [Line Items]
Percentage of financial instrument	10.00%
Units of shares (in Shares)	65,000
Percentage of profit margin	5.00%
Increasing overhead costs	£ 1
Sale and leaseback transaction	50.00%
Additional savings	£ 35
Total available stocking facilities	£ 240
Interest fixed rate	2.00%
Percentage of private placement	100.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Units of shares (in Shares)	40,000
Total available stocking facilities	£ 162
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Units of shares (in Shares)	50,000
Forecast [Member]
Significant Accounting Policies (Details) [Line Items]
Cash balance		£ 30	£ 120
Forecast [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Cash balance		£ 80